Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 4,903	$ 3,975
Accumulated depreciation	(3,424)	(2,785)
Property, plant and equipment, net	1,479	1,190
Depreciation	639	454	379
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	4,028	3,240
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	389	294
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 486	$ 441